Prospectus SI Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prospectus-SI Class | Payden Emerging Markets Local Bond Fund | Payden Emerging Markets Local Bond Fund (SI Class)
Prospectus [Line Items]
Annual Return [Percent]	20.33%	(3.50%)	13.18%